Share-based awards and other equity instruments	12 Months Ended
Dec. 31, 2019
Share-based Payment Arrangement [Abstract]
Share-based awards and other equity instruments
2016 Omnibus Incentive Plan
In connection with our IPO, we established the trivago N.V. 2016 Omnibus Incentive Plan, which we refer to as the 2016 Plan, with the purpose of giving us a competitive advantage in attracting, retaining and motivating officers, employees, management board members, supervisory board members, and/or consultants by providing them incentives directly linked to shareholder value. The maximum number of Class A shares available for issuance under the 2016 Plan shall be 34,711,009 Class A shares, which does not include any Class B share conversions. Class A shares issuable under the 2016 Plan will be represented by ADSs for such Class A shares. The 2016 Plan was amended on March 6, 2017 to permit the delegation of certain responsibilities to the management board. The 2016 Plan was amended on August 3, 2017 to permit supervisory board members to be eligible for awards under the 2016 Plan. The Plan was amended on June 28, 2019 to permit the granting to management and supervisory board members an option to purchase Class A shares at less than fair market value of the underlying Class A shares. The 2016 Plan was also amended on July 18, 2019 to permit additional mechanics to settle transactions.
The 2016 Plan is administered by a committee of at least two members of our supervisory board, which we refer to as the plan committee. The plan committee must approve all awards to directors. Our management board may approve awards to eligible recipients other than directors, subject to annual aggregate and individual limits as may be agreed with by the supervisory board. Subject to applicable law or the listing standards of the applicable exchange, the plan committee may delegate to other appropriate persons the authority to grant equity awards under the 2016 Plan to eligible award recipients. Management board members, supervisory board members, officers, employees and consultants of the company or any of our subsidiaries or affiliates, and any prospective directors, officers, employees and consultants of the company who have accepted offers of employment or consultancy from the company or our subsidiaries or affiliates, are eligible for awards under the 2016 Plan.
Awards include options, share appreciation rights, restricted stock units and other share-based and cash-based awards. Awards may be settled in stock or cash. The option exercise price for options under the 2016 Plan can be less than the fair market value of a Class A share as defined in the 2016 Plan on the relevant grant date. To the extent that listing standards of the applicable exchange require the company’s shareholders to approve any repricing of options, options may not be repriced without shareholder approval.
Options and share appreciation rights shall vest and become exercisable at such time and pursuant to such conditions as determined by the plan committee and as may be specified in an individual grant agreement. The plan committee may at any time accelerate the exercisability of any option or share appreciation right. Restricted shares may vest based on continued service, attainment of performance goals or both continued service and performance goals. The plan committee at any time may waive any of these vesting conditions.
Options and share appreciation rights will have a term of not more than ten years. The 2016 Plan will also have a ten year term, although awards outstanding on the date the 2016 Plan terminates will not be affected by the termination of the 2016 Plan.
During the years ended 2018 and 2019, 5,002,236 and 4,406,619 awards, respectively, were granted under the 2016 Plan. We issue new shares to satisfy the exercise or settlement of share-based awards.
The following table presents a summary of our share option activity for trivago N.V. shares:

	Options	Weighted average exercise price	Remaining contractual life	Aggregate intrinsic value
		(in €)	(In years)	(€ in thousands)
Balance as of January 1, 2017	7,704,659
Granted	10,561,001	7.16		11,827
Exercised	1,093,428	0.13		14,860
Cancelled	63,658	8.15		366
Balance as of December 31, 2017	17,108,574	5.66	21	32,178
Granted	4,944,430	3.99		12,573
Exercised	531,410	0.30		2,855
Cancelled	828,196	6.23		1,182
Balance as of December 31, 2018	20,693,398	5.54	17	32,050
Granted	3,932,498	4.38		17,412
Exercised	1,218,560	5.45		5,034
Cancelled	2,233,623	3.98		1,572
Balance as of December 31, 2019	21,173,713	3.66	15	19,556
Exercisable as of December 31, 2019	10,456,082	3.66	24	9,774
Vested and expected to vest after December 31, 2019	21,208,693	3.64	15	19,556

The total intrinsic value of share options exercised was €2.9 million and €5.0 million for the year ended December 31, 2018 and December 31, 2019, respectively.
During the years ended December 31, 2017, 2018 and 2019, we awarded share options as part of our share-based compensation. The fair value of share options granted during the years ended December 31, 2017, 2018 and 2019 were estimated at the date of grant using the Black-Scholes option-pricing model, assuming the following weighted average assumptions:

	Year ended December 31,
	2017	2018	2019
Risk-free interest rate	2.18%	1.74%	(0.56)%
Expected volatility	41%	33%	50%
Expected life (in years)	4.62	4.42	4.50
Dividend yield	—%	—%	—%
Weighted-average estimated fair value of options granted during the year	€4	€3	€4

During the years ended December 31, 2018 and 2019, we granted restricted stock units (RSUs) as part of our share-based compensation. The RSUs are service-based awards which vest between one and three years. The fair value of the RSUs granted are based on the stock price on the day of grant. The following table presents a summary of our RSUs:

	RSUs	Weighted Average Grant Date Fair Value	Remaining contractual life
		(in €)	(in years)
Balance as of January 1, 2018	—	—
Granted	57,806	3.88
Vested	—	—
Cancelled	—	—
Balance as of December 31, 2018	57,806	3.88	7
Granted	474,121	4.25
Vested	38,262	3.88
Cancelled	8,000	5.29
Balance as of December 31, 2019	485,665	4.22	6

In 2017, 2018 and 2019, we recognized total share-based compensation expense of €16.0 million, €20.7 million and €19.9 million, respectively. There was no income tax benefit related to share-based compensation expense for 2017, 2018 and 2019. In 2017, €85 thousand of share-based compensation cost was capitalized as part of software development costs. No share-based compensation costs was capitalized in 2018 and 2019.
Cash received from share-based award exercises for the years ended December 31, 2017, 2018 and 2019 was €42 thousand, €161 thousand and €202 thousand, respectively.
As of December 31, 2019, there was approximately €20.4 million in unrecognized share-based compensation expense related to unvested share-based awards subject to equity treatment, which is expected to be recognized in expense over the weighted average period of 1.9 years.